Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2050 Fund

December 31, 2020

AFF50-QTLY-0221
1.843409.114

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 3/11/21 to 4/1/21 (a)
(Cost $209,969)	210,000	209,969
	Shares	Value

Domestic Equity Funds - 51.5%
Fidelity Advisor Series Equity Growth Fund (b)	5,573,486	$89,900,330
Fidelity Advisor Series Growth Opportunities Fund (b)	3,832,935	62,591,822
Fidelity Advisor Series Small Cap Fund (b)	3,096,411	41,213,225
Fidelity Series All-Sector Equity Fund (b)	3,421,239	39,275,819
Fidelity Series Commodity Strategy Fund (b)	7,929,819	36,397,870
Fidelity Series Large Cap Stock Fund (b)	8,762,357	144,140,779
Fidelity Series Large Cap Value Index Fund (b)	1,186,352	15,671,710
Fidelity Series Opportunistic Insights Fund (b)	4,134,178	83,717,109
Fidelity Series Small Cap Opportunities Fund (b)	3,230,649	51,787,308
Fidelity Series Stock Selector Large Cap Value Fund (b)	7,210,359	91,859,977
Fidelity Series Value Discovery Fund (b)	6,539,276	93,707,819
TOTAL DOMESTIC EQUITY FUNDS
(Cost $590,520,200)		750,263,768

International Equity Funds - 41.3%
Fidelity Series Canada Fund (b)	2,867,213	33,116,307
Fidelity Series Emerging Markets Fund (b)	2,046,624	23,208,713
Fidelity Series Emerging Markets Opportunities Fund (b)	8,457,487	211,098,865
Fidelity Series International Growth Fund (b)	5,730,827	101,894,099
Fidelity Series International Small Cap Fund (b)	1,537,069	31,556,034
Fidelity Series International Value Fund (b)	10,106,778	101,977,389
Fidelity Series Overseas Fund (b)	7,987,551	99,045,634
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $452,401,154)		601,897,041

Bond Funds - 6.0%
Fidelity Series Emerging Markets Debt Fund (b)	788,888	7,525,988
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	248,372	2,687,389
Fidelity Series Floating Rate High Income Fund (b)	155,891	1,417,045
Fidelity Series High Income Fund (b)	946,631	8,955,125
Fidelity Series Inflation-Protected Bond Index Fund (b)	2,636,507	28,289,723
Fidelity Series International Credit Fund (b)	60,471	618,616
Fidelity Series Investment Grade Bond Fund (b)	58,863	701,647
Fidelity Series Long-Term Treasury Bond Index Fund (b)	3,500,850	32,102,796
Fidelity Series Real Estate Income Fund (b)	509,908	5,354,031
TOTAL BOND FUNDS
(Cost $86,134,318)		87,652,360

Short-Term Funds - 1.2%
Fidelity Cash Central Fund 0.11% (c)	1,876,227	1,876,602
Fidelity Series Government Money Market Fund 0.13% (b)(d)	13,982,698	13,982,698
Fidelity Series Short-Term Credit Fund (b)	215,847	2,210,276
TOTAL SHORT-TERM FUNDS
(Cost $18,004,847)		18,069,576
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,147,270,488)		1,458,092,714
NET OTHER ASSETS (LIABILITIES) - 0.0%		(233,959)
NET ASSETS - 100%		$1,457,858,755

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	12	March 2021	$2,249,280	$(533)	$(533)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	31	March 2021	3,302,740	2,069	2,069
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	31	March 2021	1,996,710	(57,047)	(57,047)
TOTAL FUTURES CONTRACTS					$(55,511)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $209,969.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,665
Total	$2,665

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$61,058,917	$28,180,231	$19,401,023	$18,712,246	$3,638,362	$16,423,843	$89,900,330
Fidelity Advisor Series Growth Opportunities Fund	39,418,229	21,599,750	18,468,056	15,749,260	3,677,162	16,364,737	62,591,822
Fidelity Advisor Series Small Cap Fund	25,945,611	5,101,232	5,404,638	1,370,295	230,762	15,340,258	41,213,225
Fidelity Series All-Sector Equity Fund	26,774,286	5,505,089	5,332,978	2,632,759	119,990	12,209,432	39,275,819
Fidelity Series Canada Fund	19,809,649	6,884,116	2,619,801	693,254	(75,427)	9,117,770	33,116,307
Fidelity Series Commodity Strategy Fund	33,420,668	4,959,174	9,254,925	151,276	(2,401,235)	9,674,188	36,397,870
Fidelity Series Emerging Markets Debt Fund	6,301,127	703,750	656,921	275,927	14,231	1,163,801	7,525,988
Fidelity Series Emerging Markets Debt Local Currency Fund	--	2,571,612	53,055	15,552	791	168,041	2,687,389
Fidelity Series Emerging Markets Fund	11,780,841	5,023,747	2,068,625	317,957	63,658	8,409,092	23,208,713
Fidelity Series Emerging Markets Opportunities Fund	110,296,509	40,555,894	16,368,995	6,144,092	1,071,705	75,543,752	211,098,865
Fidelity Series Floating Rate High Income Fund	1,258,928	150,764	158,932	47,191	(5,967)	172,252	1,417,045
Fidelity Series Government Money Market Fund 0.13%	30,012,201	13,543,946	29,573,449	28,497	--	--	13,982,698
Fidelity Series High Income Fund	7,703,311	887,360	794,662	369,923	425	1,158,691	8,955,125
Fidelity Series Inflation-Protected Bond Index Fund	21,431,412	9,201,255	3,774,030	366,167	14,062	1,417,024	28,289,723
Fidelity Series International Credit Fund	541,583	38,798	--	38,798	--	38,235	618,616
Fidelity Series International Growth Fund	83,827,283	23,830,786	23,943,930	14,155,977	4,165,488	14,014,472	101,894,099
Fidelity Series International Small Cap Fund	20,028,601	2,341,003	1,783,892	252,918	110,715	10,859,607	31,556,034
Fidelity Series International Value Fund	74,915,069	10,542,200	14,477,171	2,807,844	(1,027,817)	32,025,108	101,977,389
Fidelity Series Investment Grade Bond Fund	--	711,508	12,848	1,388	3	2,984	701,647
Fidelity Series Large Cap Stock Fund	99,130,398	23,597,088	17,084,783	7,416,067	442,539	38,055,537	144,140,779
Fidelity Series Large Cap Value Index Fund	10,314,647	2,411,955	1,183,600	315,039	8,774	4,119,934	15,671,710
Fidelity Series Long-Term Treasury Bond Index Fund	24,463,695	15,985,849	3,957,791	3,351,669	199,944	(4,588,901)	32,102,796
Fidelity Series Opportunistic Insights Fund	57,733,234	23,250,064	16,778,566	9,983,252	1,760,187	17,752,190	83,717,109
Fidelity Series Overseas Fund	69,834,679	10,601,239	12,438,237	1,097,147	(90,984)	31,138,937	99,045,634
Fidelity Series Real Estate Income Fund	4,163,039	639,855	497,990	314,813	(35,238)	1,084,365	5,354,031
Fidelity Series Short-Term Credit Fund	2,033,962	102,705	2,556	40,538	(11)	76,176	2,210,276
Fidelity Series Small Cap Opportunities Fund	32,800,494	6,596,852	7,276,656	1,067,640	198,749	19,467,869	51,787,308
Fidelity Series Stock Selector Large Cap Value Fund	61,188,399	12,315,988	8,568,736	1,932,713	(416,973)	27,341,299	91,859,977
Fidelity Series Value Discovery Fund	63,247,581	10,917,056	9,233,320	1,926,234	115,200	28,661,302	93,707,819
	999,434,353	288,750,866	231,170,166	91,576,433	11,779,095	387,211,995	1,456,006,143

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.